Derivative Liabilities - Schedule of information about the warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares shares	Dec. 31, 2022 Share	Dec. 31, 2021 Share
Schedule Of Warrants [Line Items]
Number of warrants (in shares) | Share	3,812,121	7,062,119	3,399,280
Exercisable (in shares) | shares	3,812,121
April 14, 2022
Schedule Of Warrants [Line Items]
Date Issued	Apr. 14, 2022
Number of warrants (in shares) | Share	3,812,121
Exercisable (in shares) | shares	3,812,121
Exercise price (in dollars per share) | $ / shares	$ 4.45
Expiry Date	Apr. 14, 2027